Government funding - Additional Information (Detail) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Government Funding [Abstract]
Other government grants	$ 168,027	$ 10,916	$ 23,892